Intangibles And Goodwill (Changes In Market Conditions Related To Discount Rates And Terminal Value) (Details)	5 Months Ended
Feb. 01, 2019 CAD ($)
Cable [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	6.50%
Terminal growth rates (%)	1.50%
Terminal operating income before restructuring costs and amortization multiple	$ 7.4
Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	7.50%
Terminal growth rates (%)	(3.00%)
Terminal operating income before restructuring costs and amortization multiple	$ 5.4
Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	9.30%
Terminal growth rates (%)	1.00%
Terminal operating income before restructuring costs and amortization multiple	$ 4.5